CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total		Net Parent Investment	Common Stock, $0.001 Per Share Par Value	Capital In Excess of Par	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock
Beginning balance at Dec. 31, 2017	$ 386.6		$ 432.2	$ 0.0	$ 0.0	$ 0.0	$ (45.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	126.6		100.2			26.4
Stock compensation plans	1.0				1.0
Unrealized hedging losses, net of $0.1 income tax	(1.2)						(1.2)
Foreign currency translation adjustments	(2.4)	[1]					(2.4)
Net change in parent investment	(24.0)		(24.0)
Issuance of common stock - IPO, net of fees	368.7				368.7
Distribution to FMC	(365.7)		(365.7)
Issuance of common stock to FMC in connection with the Separation and reclassification of Net parent investment	0.0		(142.7)	0.1	142.6
Ending balance at Dec. 31, 2018	489.6		0.0	0.1	512.3	26.4	(49.2)	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	50.2					50.2
Stock compensation plans	5.7				5.7
Foreign currency translation adjustments	(0.3)	[1]					(0.3)
Reclassification of deferred hedging losses, net of $0.1 income tax	1.2						1.2
Separation related adjustments	(1.6)				(1.6)
Purchases of treasury stock - deferred compensation plan	(0.8)							(0.8)
Ending balance at Dec. 31, 2019	544.0		0.0	0.1	516.4	76.6	(48.3)	(0.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(16.3)					(16.3)
Stock compensation plans	4.4				4.4
Foreign currency translation adjustments	3.9	[1]					3.9
Reclassification of deferred hedging losses, net of $0.1 income tax	0.0
Shares withheld for taxes - common stock issuances	(0.7)				(0.7)
Exercise of stock options	0.8				0.8
Net sales of treasury stock - deferred compensation plan	0.1							0.1
Ending balance at Dec. 31, 2020	$ 536.2		$ 0.0	$ 0.1	$ 520.9	$ 60.3	$ (44.4)	$ (0.7)

[1]	Income taxes are not provided on the equity in undistributed earnings of our foreign subsidiaries since it is our intention that such earnings will remain invested in those affiliates indefinitely.